ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2025
Receivables, Net, Current [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$13,715,978	$12,296,691
Less: allowance for doubtful accounts	(264,472)	(259,555)
Accounts receivable, net	$13,451,506	$12,037,136

The average accounts receivable turnover period was approximately 267 days and 110 days for the fiscal periods ended June 30, 2025 and December 31, 2024, respectively.

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2025 and December 31, 2024 were as follow:

	June 30, 2025	December 31, 2024
Beginning balance	$(259,555)	$(39,280)
Provision adjustment for accounts receivable	-	(224,534)
Exchange difference	(4,917)	4,259
Ending balance	$(264,472)	$(259,555)